SHORT TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Schedule of short term investments

	As of December 31,
	2019	2020
	RMB	RMB
Time deposits	593,954	134,146
Wealth management products	180,782	—

	774,736	134,146